RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2021		$ 18,741
Cash-flows:
Interest paid		(3,996)	$ (3,996)	$ (3,996)
Non-cash:
Balance at December 31, 2021		15,844	18,741
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2021		84,065	82,025
Cash-flows:
Interest paid		(3,996)	(3,996)
Proceeds from government Covid-19 loan (Note 24)			31
Repayment		0	0
Non-cash:
Interest charged		3,996	3,996
Additions (related to Right of Use assets)		0	0
Disposals	[1]		0
Exchange adjustment		0	0
Accretion interest		648	643
Fair value		(1,370)	1,366
Balance at December 31, 2021		83,343	84,065	82,025
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2021		18,741	20,149
Cash-flows:
Interest paid		(11)	0
Proceeds from government Covid-19 loan (Note 24)			0
Repayment		(2,939)	(3,240)
Non-cash:
Interest charged		0	0
Additions (related to Right of Use assets)		71	224
Disposals	[1]		(216)
Exchange adjustment		(820)	928
Accretion interest		803	896
Fair value		0	0
Balance at December 31, 2021		$ 15,845	$ 18,741	$ 20,149

[1]	Disposal of Lease liabilities relates to the early termination of a lease for a right-of-use building asset in Carlsbad, California. This facility was closed in June 2020.